Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
Supplemental Summary Quarterly Financial Information (Unaudited)

Supplemental Summary Quarterly Financial Information (Unaudited)
(in thousands, except per share amounts)

	Quarter ended
Fiscal Year 2011(1)	March 31	June 30	September 30	December 31
Revenues	$408,734	$770,871	$688,747	$703,006
Operating income	$119,767	$164,463	$158,027	$131,174
Net income	$81,813	$114,453	$87,080	$80,252
Diluted income per share:(2)
Net income per share	$1.53	$1.83	$1.39	$1.28

	Quarter ended
Fiscal Year 2010	March 31	June 30	September 30	December 31
Revenues	$312,049	$410,622	$464,262	$400,797
Operating income	$71,307	$170,223	$207,787	$144,735
Income from continuing operations	$42,695	$116,110	$136,972	$93,648
Income (loss) from discontinued operations	$(1,144)	$53	$(757)	$(1,780)
Net income	$41,551	$116,163	$136,215	$91,868
Diluted income (loss) per share:(2)
Income from continuing operations	$0.79	$2.16	$2.57	$1.75
Loss from discontinued operations	(0.02)	—	(0.02)	(0.03)

Net income per share	$0.77	$2.16	$2.55	$1.72

(1)
Results include the Western Coal operations since the date of acquisition on April 1, 2011. Amounts shown differ from the amounts reported in Forms 10-Q filed in 2011 to reflect the quarterly effects of the adjustments to preliminary purchase price allocations for Western Coal described in Note 3.

(2)
The sum of quarterly EPS amounts may be different than annual amounts as a result of the impact of variations in shares outstanding.